Subsequent Events (Details) - USD ($)											1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 25, 2023	Oct. 20, 2023	Oct. 18, 2023	Jun. 06, 2023	Apr. 14, 2023	Feb. 17, 2023	Jan. 31, 2023	Jul. 27, 2022	May 05, 2022	Mar. 30, 2022	Jul. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 06, 2022	May 17, 2021
Subsequent Events (Details) [Line Items]
Aggregate offering price								$ 14,000,000
Percentage of aggregate gross sales prices											6.00%
Average price (in Dollars per share)																	$ 2,000
Aggregate gross proceeds												$ 884,586	$ 3,763,494	$ 3,763,494
Per unit price (in Dollars per share)								$ 140
Issuance costs															$ 5,979,675
At The Market Offering [Member]
Subsequent Events (Details) [Line Items]
Aggregate offering price							$ 25,000,000							$ 25,000,000
Percentage of aggregate gross sales prices							3.00%		3.00%
Legal counsel amount							$ 50,000
Sale of units (in Shares)												37,804		19,822
Average price (in Dollars per share)												$ 25.6		$ 198.8
Aggregate gross proceeds												$ 900,000		$ 3,800,000
Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Percentage of aggregate gross sales prices				6.00%	6.00%	6.00%
Aggregate gross proceeds				$ 1,000,000	$ 1,000,000	$ 500,000
Per unit price (in Dollars per share)				$ 36.8	$ 22	$ 16
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)								53,750
Common Stock [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)				62,313	45,455	13,587
Switch EV [Member]
Subsequent Events (Details) [Line Items]
Investment interest										$ 1,300,000
Advanced subscription																$ 1,000,000
Subsequent Event [Member] | At The Market Offering [Member]
Subsequent Events (Details) [Line Items]
Aggregate offering price							$ 25,000,000
Percentage of aggregate gross sales prices							3.00%
Legal counsel amount							$ 50,000
Sale of units (in Shares)							1,966
Average price (in Dollars per share)							$ 71.6
Aggregate gross proceeds			$ 1,000,000				$ 100,000
Subsequent Event [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Percentage of aggregate gross sales prices						3.00%
Aggregate gross proceeds						$ 500,000
Per unit price (in Dollars per share)						$ 36.8
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)			26,786
Aggregate gross proceeds		$ 100,000
Per unit price (in Dollars per share)		$ 5.6
Subsequent Event [Member] | Common Stock [Member] | At The Market Offering [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)			178,571
Per unit price (in Dollars per share)			$ 5.6
Issuance costs			$ 70,000
Underwriting discounts and commissions		$ 7,813
Subsequent Event [Member] | Common Stock [Member] | Registered Direct Offering [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)						13,587
Subsequent Event [Member] | Common Stock [Member] | Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)		19,931
Subsequent Event [Member] | Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Events (Details) [Line Items]
Sale of units (in Shares)	344,324
Aggregate gross proceeds	$ 2,100,000
Per unit price (in Dollars per share)	$ 6
Exercise price (in Dollars per share)	$ 0.004